RESTRICTED CASH (Details Textual) $ in Thousands, $ in Millions	3 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Restricted Cash [Line Items]
Restricted cash in escrow			$ 125,581	$ 151,438	$ 237,926
Non-current restricted cash			125,573	125,193
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash			18,408	17,702
Chartis Commutation Account [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash			0	28,365
Deposit in interest-bearing account				28,700
Total funds received on replacement of surety bonds	$ 28,700
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-current restricted cash		$ 1,810	$ 107,165	$ 79,126